Share based compensation - Summary of activities of the share options (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of share options
Outstanding at the beginning		17,740,297
Prior to IPO		640,095
Post IPO		3,628,971
Forfeiture		(564,432)
Outstanding at the end	17,740,297	21,444,931	17,740,297
Exercisable		19,681,140
Weighted average exercise price
Outstanding at the beginning		¥ 5.06
Prior to IPO		10.33
Post IPO		8.41
Forfeiture		5.35
Outstanding at the end	¥ 5.06	5.78	¥ 5.06
Exercisable		¥ 5.52
Weighted remaining contractual years	9 years 2 months 26 days	8 years 4 months 6 days
Exercisable		8 years 6 months 21 days
Aggregate intrinsic value	¥ 473,237	¥ 764,494	¥ 473,237
Exercisable		¥ 706,750
Weighted average grant date fair value		¥ 22.32	¥ 11.93	¥ 6.02